Subsequent Events (Details)															1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 24, 2020 USD ($) shares	Jan. 23, 2020 USD ($) item D $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 10, 2020 USD ($) shares	Dec. 27, 2019 USD ($)	Dec. 04, 2019 USD ($) shares	Nov. 06, 2019 USD ($) shares	Oct. 02, 2019 $ / shares shares	Aug. 26, 2019 USD ($)	May 13, 2019 USD ($) $ / shares shares	Mar. 06, 2019 USD ($) $ / shares shares	Mar. 06, 2019 USD ($) $ / shares	May 31, 2018 shares	Nov. 30, 2019 USD ($)	Oct. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Jan. 02, 2020 USD ($)	Sep. 04, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares
Subsequent Event [Line Items]
Number of shares issued | shares												15,000
Common stock, par value | $ / shares												$ 0.001	$ 0.001					$ 0.001		$ 0.001		$ 0.001			$ 0.001
Notes Payable																						$ 370,250			$ 0
Conversion of convertible notes payable, shares issued | shares														13,500								13,500
Stock Issued During Period, Shares, New Issues | shares												15,000
Stock Issued During Period, Value, Issued for Services																	$ 10,500	$ 253,000	$ 375,000	$ 394,125	$ 375,000	$ 801,000
Percentage of senior convertible note										12.00%			2.00%
Payment of outstanding principal and interest	$ 58,836,644					$ 274,625														570,587	$ 645,000
Loan Amount										$ 560,000		$ 560,000	$ 560,000					1,000,000		1,000,000		$ 932,701
Shares issued in connection with loan agreement | shares														13,500								13,500
Debt Instrument, Unamortized Discount										$ 60,000		$ 60,000	$ 60,000					439,819		439,819				$ 500,000
Private Placement [Member]
Subsequent Event [Line Items]
Conversion of convertible notes payable, shares issued | shares											560,185
Shares issued in connection with loan agreement | shares											560,185
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Conversion of convertible notes payable, conversion price | $ / shares											$ 2.00
Conversion of convertible notes payable, shares issued | shares											560,185
Percentage of senior convertible note											2.00%
Loan Amount											$ 1,111,111
Shares issued in connection with loan agreement | shares											560,185
Debt Instrument, Unamortized Discount											$ 111,111							$ 78,800		$ 78,800
Convertible Notes Payable [Member] | Alexander Capital, LP [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares											24,366
Exercise price of warrants | $ / shares											$ 2.85
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage the entity is obligated to pay on total purchase price per month									1.00%
Maximum percentage the entity is obligated to pay on total purchase price in aggregate									8.00%
Maximum percentage of Company's issued and outstanding Common Stock		17.99%
Subsequent Event [Member] | Labrys Note
Subsequent Event [Line Items]
Cancellation shares of common stock portion of commitment fee paid | shares	153,005
Subsequent Event [Member] | Labrys SPA and Labrys Note
Subsequent Event [Line Items]
Cancel the reservation of common stock | shares	875,000
Subsequent Event [Member] | 32E Loan Agreement | 32 Entertainment LLC
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares							50,000
Conversion of convertible notes payable, shares issued | shares							10,000
Loan Amount							$ 250,000
Interest rate (as a percent)							10.00%
Shares issued in connection with loan agreement | shares							10,000
Subsequent Event [Member] | Loan Agreement
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares		550,000
Exercise price of warrants | $ / shares		$ 2.00
Conversion of convertible notes payable, conversion price | $ / shares		$ 2.00
Number of shares of common stock issued as origination fee | shares		100,000
Number of shares of common stock issued as advisory services | shares		60,000
Investor's legal fees and transfer agent fees payable		$ 15,000
Loan Amount		$ 1,100,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		50.00%
Debt Instrument, Convertible, Threshold Trading Days | item		10
Debt Instrument, Convertible, Stock Price Trigger | $ / shares		$ 3.00
Debt Instrument, Convertible, Threshold Consecutive Trading Days | item		20
Number of day option to repurchase any unexercised portion of the Warrant at a price of $1.00 per share | D		30
Subsequent Event [Member] | Loan Agreement | Minimum [Member]
Subsequent Event [Line Items]
Percentage of beneficial ownership contains a conversion limitation provision		4.90%
Percentage of beneficial ownership not waive contains a conversion limitation provision		9.90%
Subsequent Event [Member] | Loan Agreement | Tiburon Opportunity Fund
Subsequent Event [Line Items]
Loan Amount																							$ 400,000
Interest rate per month (as a percent)																							1.50%
Subsequent Event [Member] | Loan Agreement | Greentree Financial Group, Inc.
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.001
Warrants to purchase shares of common stock | shares		550,000
Percentage of senior convertible note	12.00%	10.00%
Subsequent Event [Member] | Edison Nation, Inc
Subsequent Event [Line Items]
Shares acquired | shares								22,500
Subsequent Event [Member] | Uber Mom, LLC
Subsequent Event [Line Items]
Asset acquired								$ 52,352
Subsequent Event [Member] | Rawleigh Ralls | Loan Agreement
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares					125,000
Shares issued to vendors | shares					33,000
Payment of outstanding principal and interest					$ 250,000
Loan Amount					$ 267,000
Interest rate (as a percent)					5.00%
Subsequent Event [Member] | Paul J. Solit And Julie B. Solit | Loan Agreement
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares				50,000
Shares issued to vendors | shares				13,000
Payment of outstanding principal and interest				$ 100,000
Loan Amount				$ 107,000
Interest rate (as a percent)				5.00%
Subsequent Event [Member] | Richard O'Leary | Loan Agreement
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares			25,000
Shares issued to vendors | shares			6,500
Payment of outstanding principal and interest			$ 50,000
Loan Amount			$ 53,500
Interest rate (as a percent)			5.00%
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued | shares									1,175,000
Common stock, par value | $ / shares									$ 0.001
Purchase price per share | $ / shares									$ 2.00
Stock Issued During Period, Shares, New Issues | shares									1,175,000
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares																70,500
Exercise price of warrants | $ / shares																$ 2.50
Subsequent Event [Member] | Receivables Purchase Agreement
Subsequent Event [Line Items]
Receivables															$ 225,000
Purchase price of receivables															200,000
Subsequent Event [Member] | Future Receivables Purchase Agreement
Subsequent Event [Line Items]
Receivables															337,500
Purchase price of receivables															$ 225,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Net proceeds from the PIPE transaction																$ 2,039,303
Gross proceeds from the PIPE transaction																2,350,000
Placement agent and their lawyer's fees																310,697
Placement agent debt restructuring fee																64,208
Placement agent commission																141,000
Placement agent debt conversion fee																15,889
Placement agent fees																33,600
Subsequent Event [Member] | Convertible Notes Payable [Member] | Alexander Capital, LP [Member]
Subsequent Event [Line Items]
Placement agent debt restructuring fee																64,208
Placement agent commission																141,000
Placement agent debt conversion fee																15,889
Placement agent fees																$ 33,600
Conversion of convertible notes payable, conversion price | $ / shares																$ 2.00
Conversion of convertible notes payable, shares issued | shares																560,185
Shares issued in connection with loan agreement | shares																560,185